Equity - Narrative (Details) € / shares in Units, Share_Award in Millions, $ in Millions								1 Months Ended							12 Months Ended
		Feb. 15, 2024 EUR (€) € / shares	Apr. 13, 2023 EUR (€) € / shares	Sep. 15, 2022 EUR (€) € / shares shares	Jul. 31, 2022 EUR (€) € / shares	Apr. 15, 2021 shares	Apr. 13, 2021	Nov. 30, 2023 EUR (€) day shares	Nov. 30, 2023 EUR (€) Share_Award day shares	Nov. 30, 2023 USD ($) Share_Award	Sep. 30, 2023 EUR (€) € / shares shares	Jun. 30, 2023 EUR (€) € / shares shares	Mar. 31, 2023 EUR (€) € / shares shares	Jun. 30, 2021	Dec. 31, 2023 EUR (€) € / shares shares		Dec. 31, 2022 EUR (€) shares		Dec. 31, 2021 EUR (€)		Feb. 28, 2023 EUR (€) d shares	Dec. 31, 2020 EUR (€)	Jul. 31, 2017 € / shares shares
Disclosure of classes of share capital [line items]
Value of shares authorised															€ 90,000,000
Par value per share (in euros per share) | € / shares															€ 0.01
Equity															€ 82,120,000,000		€ 72,382,000,000		€ 56,307,000,000			€ 23,873,000,000
Number of shares outstanding (in shares) | shares															3,023,168,321		3,144,425,377
Purchase of treasury shares											€ 500,000,000	€ 500,000,000	€ 500,000,000		€ 2,434,000,000	[1]	€ 923,000,000	[1]
AGM authorization, maximum percentage of common shares to be repurchased (in percent)						10.00%	10.00%
AGM authorization, shares repurchase, period						18 months	18 months
Share buyback											€ 500,000,000	€ 500,000,000	€ 500,000,000								€ 1,500,000,000
Share repurchase, purchase price per common share, percentage of the market price, maximum																					1.10
Number of trading days prior to the acquisition | d																					5
Number of shares repurchased (in shares) | shares											28,180,299	30,660,186	33,249,812
Shares repurchase, purchase price per share | € / shares											€ 17.74	€ 16.31	€ 15.04
Share repurchase, commitment (in shares) | shares								50,000,000	50,000,000
Share repurchase, liability recognised								€ 934,000,000	€ 934,000,000
Number of days to calculate the purchase price, Dongfeng share repurchase | day								5	5
Share-based compensation															295,000,000		163,000,000		221,000,000
AGM authorization, maximum number of common shares that can be issued (in shares) | shares						100,000,000
AGM authorization, issuing shares, period						5 years
Share repurchase, authorized, remaining amount | shares																					244,000,000
Statutory reserve															18,639,000,000		18,037,000,000
Capital reserve															17,980,000,000		20,119,000,000
Retained earnings (accumulated deficit)															24,322,000,000		13,873,000,000
Net profit attributable to owners of the parent															18,596,000,000		16,799,000,000	[2]	14,200,000,000	[2]
Distributions paid to Stellantis shareholders															€ 4,208,000,000		3,353,000,000		4,204,000,000
Dividends Announced
Disclosure of classes of share capital [line items]
Dividends announced		€ 4,700,000,000
Dividends announced (in euro per share) | € / shares		€ 1.55
Stellantis Shareholders
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share (in euro per share) | € / shares			€ 1.34
Distributions paid to Stellantis shareholders			€ 4,200,000,000																1,000,000,000
Minimum
Disclosure of classes of share capital [line items]
Annual dividend policy, on net profit, (in percent)															0.25
Maximum
Disclosure of classes of share capital [line items]
Annual dividend policy, on net profit, (in percent)															0.30
Employee Share Purchase Plan
Disclosure of classes of share capital [line items]
Number of trading days prior to the acquisition | day								20	20
Share-based payment arrangement, employee subscription price								€ 14.52	€ 14.52
Share-based payment arrangement, employee subscription price, discount rate									0.20	0.20
Number of share options exercised in share-based payment arrangement | Share_Award									4.4	4.4
Share-based compensation									€ 82,000,000
Expense from share-based payment transactions with employees | $										$ 36
Employee Share Purchase Plan | Minimum
Disclosure of classes of share capital [line items]
Share-based payment arrangement, lock up period									3 years	3 years
Employee Share Purchase Plan | Maximum
Disclosure of classes of share capital [line items]
Share-based payment arrangement, lock up period									5 years	5 years
Dongfeng Group
Disclosure of classes of share capital [line items]
Share repurchase, shares outstanding (in shares) | shares																					99,200,000
Stellantis NV | Dongfeng Group
Disclosure of classes of share capital [line items]
Proportion of voting rights held in subsidiary									1.60%	1.60%					1.60%
Number of shares in entity held by entity or by its subsidiaries or associates | shares															49,200,000
GM Warrants
Disclosure of classes of share capital [line items]
Equity warrant, number of shares to subscribe (in shares) | shares																							39,727,324
Equity warrant, value per warrant | € / shares					€ 1																		€ 1
Weighted average share price, share options granted | € / shares					€ 1.74
Increase (decrease) through exercise of warrants, equity					€ 39,727,324
Proceeds from exercise of warrants				€ 40,000,000
Aramis SAS
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary														70.00%	61.00%
Share capital
Disclosure of classes of share capital [line items]
Equity	[1]														€ 31,000,000		32,000,000		31,000,000			20,000,000
Treasury shares
Disclosure of classes of share capital [line items]
Equity															(2,434,000,000)		(923,000,000)		0			0
Number of shares cancelled (in shares) | shares												69,125,544
Purchase of treasury shares	[1]														2,434,000,000		923,000,000
Non-controlling interests
Disclosure of classes of share capital [line items]
Equity															427,000,000		383,000,000		400,000,000			2,580,000,000
Non-controlling interests | Aramis SAS
Disclosure of classes of share capital [line items]
Impact of the reduction in ownership of Aramis upon IPO															178,000,000				178,000,000
Retained earnings and other reserves
Disclosure of classes of share capital [line items]
Equity	[1]														80,926,000,000		66,783,000,000		52,776,000,000			€ 22,141,000,000
Share-based compensation	[1]														295,000,000		€ 163,000,000		221,000,000
Retained earnings and other reserves | Aramis SAS
Disclosure of classes of share capital [line items]
Impact of the reduction in ownership of Aramis upon IPO															€ 121,000,000				€ 121,000,000
Common Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares															4,500,000,000
Number of shares issued and fully paid (in shares) | shares															3,165,189,336		3,213,372,229
Number of shares outstanding (in shares) | shares															3,023,099,039		3,144,246,685
Common Shares | GM Warrants
Disclosure of classes of share capital [line items]
Number of shares issued (in shares) | shares				69,125,544
Shares issued, to total share capital (in percent)				2.20%
Special A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares															4,499,750,000
Special B Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares															250,000
Special Voting Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares															388,412
Special Voting Shares A
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares															179,790		178,790
Special Voting Shares A | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares															110,508
Special Voting Shares B | Treasury shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares															208,622		208,622
Treasury shares | GM Warrants
Disclosure of classes of share capital [line items]
Weighted average share price, share options granted | € / shares				€ 13.36
Purchase of treasury shares				€ 923,000,000

[1]	Refer to Note 27, Equity for additional information
[2]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information